Report Of The Directors Financial Review Risk Report - Trading VaR, 99% 1 Day (Details) - Trading portfolios - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	$ 40.3	$ 57.1
Average
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	47.8	54.8
Top of range
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	59.3	71.2
Bottom of range
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	33.3	43.9
Foreign exchange (FX) and commodity
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	7.7	12.6
Foreign exchange (FX) and commodity | Average
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	6.9	9.5
Foreign exchange (FX) and commodity | Top of range
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	13.5	21.8
Foreign exchange (FX) and commodity | Bottom of range
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	4.1	5.5
Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	28.2	33.9
Interest rate | Average
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	29.9	36.4
Interest rate | Top of range
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	36.5	49.9
Interest rate | Bottom of range
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	22.9	27.0
Equity (EQ)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	15.7	22.6
Equity (EQ) | Average
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	16.2	22.5
Equity (EQ) | Top of range
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	24.9	33.8
Equity (EQ) | Bottom of range
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	12.4	13.5
Credit spread
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	15.2	25.9
Credit spread | Average
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	23.7	20.7
Credit spread | Top of range
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	33.2	35.2
Credit spread | Bottom of range
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	11.7	12.2
Portfolio diversification
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	(26.4)	(37.9)
Portfolio diversification | Average
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	$ (29.0)	$ (34.3)